Risk management (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Details of Significant Increase in Credit Risk

Criteria used for Chile

			% of
			absolute
			increase
		PD ranges per	in lifetime
Type of portfolio	Debtor category	debtor category	PD	Stages	Days of arrears to the end of the month
	A1
	A2	0.04 – 0.25%	0.13%
	A3			Stage 1	Up to 29 days
	A4	2.00%	1.62%
	A5 (*)
	A6	4.75 – 10%	3.52%
	B1			Stage 2	From 30 to 89 days
Corporate	B2
	B3	15 -45%	23.05%
	B4
	C1
	C2
	C3
	C4	100%	100%	Stage 3	90 days or more
	C5
	C6

(*)Loans originated in A5 are considered Stage 1 at inception. Loans that were originated in a higher category and subsequently downgraded to A5 are considered Stage 2.

Note 36 - Risk management, continued

Probability of default (PD) and
Type of portfolio	Stages	Days of arrears to the end of the month	qualitative considerations
	Stage 1	Up to 29 days	Difference between Referential Life Time PD and PD Life Time at origination < 20%
Group	Stage 2	From 30 to 89 days	Difference between Referential Life Time PD and PD Life Time at origination >= 20%
	Stage 3	90 days or more	Restructured loans with 60 days in arrears before restructuring

The quantitative criteria is used to identify where an exposure has increased in credit risk and it is applied based on whether an increase in the lifetime PD since the recognition date exceeds the threshold set in absolute and relative terms. The following formulas are used to determine such thresholds:

Relative comparison formula

Threshold = Lifetime PD (at reporting date)   -   1

Lifetime PD (at origination)

Absolute comparison formula

Threshold = Lifetime PD (at reporting date) – Lifetime PD (at origination)

Note 36 - Risk management, continued

Criteria used for Colombia

	% of absolute increase in	% of relative increase	Qualitative
	lifetime PD	in lifetime PD	indicators assessed
Corporate portfolio
Without information	34.39%	86.90%
Small company	22.26%	1,314.07%
Small company	33.91%	1,326.89%
Medium company	22.53%	64.23%	● Debt restructuring
Medium company	25.67%	1,203.61%	● Increase in credit risk of other financial instruments
Large company	10.28%	99.15%
Low default	0.46%	0.48%
Low default (Government and Financial)	—%	324.00%
Group portfolio
Leasing	33.23%	82.04%
Payroll deductible loan	2.79%	77.14%
Revolving line of credit	35.22%	85.65%
Overdraft limit	0.70%	241.11%
Credit card	29.44%	175.32%
Mortgage loan	2.55%	151.19%
Personal debt restructuring	44.04%	101.64%	● Increase in credit risk of other financial instruments
Other loans	26.53%	174.02%

Summary of Principal Macroeconomic Indicators Included in Economic Scenarios

The table below summarizes the principal macroeconomic indicators included in the economic scenarios used as of December 31, 2019 until December 31, 2023 in the countries where the Bank and its subsidiaries operate and therefore are the countries that have a material impact on ECLs.

Criteria for Chile

		2019				2020				2021
Indicators	Portfolio	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
Unemployment rate	Base scenario	8.40%	8.70%	8.60%	8.40%	8.20%	8.10%	8.00%	7.80%	7.70%	7.60%	7.40%	7.30%	%
	Range of upside scenarios	10.90%	11.20%	11.10%	10.90%	10.70%	10.60%	10.50%	10.30%	10.20%	10.10%	9.90%	9.80%	%
	Range of downside scenarios	6.90%	7.20%	7.10%	6.90%	7.10%	7.00%	6.90%	6.70%	6.90%	6.80%	6.60%	6.50%	%
Consumer's price index (IPC)	Base scenario	104.01	103.56	103.76	103.31	102.69	102.81	102.98	103.01	103.00	103.00	103.00	103.00
	Range of upside scenarios	105.15	105.32	105.11	104.50	103.54	103.53	103.65	103.60	103.55	103.50	103.45	103.40
	Range of downside scenarios	103.27	102.90	103.06	102.70	102.50	102.61	102.77	102.80	102.80	102.80	102.80	102.80
Interbank interest rate	Base scenario	1.75%	1.75%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.50%	1.75%	2.00%	2.25%	%
	Range of upside scenarios	2.50%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	%
	Range of downside scenarios	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.75%	1.75%	2.25%	2.50%	2.50%	%
Cooper	Base scenario	2.68	2.68	2.68	2.68	2.69	2.69	2.70	2.71	2.72	2.73	2.73	2.74
	Range of upside scenarios	2.54	2.54	2.54	2.54	2.55	2.56	2.57	2.57	2.58	2.59	2.60	2.60
	Range of downside scenarios	2.94	2.94	2.94	2.94	2.95	2.96	2.97	2.98	2.99	3.00	3.01	3.02

Note 36 - Risk management, continued

Criteria for Colombia

	As of December 31,
	2020	2021	2022
GDP growth
Base scenario	3.11	2.66	2.63
Range of upside scenarios	4.33	4.20	4.25
Range of downside scenarios	3.72	3.43	3.44
Unemployment rates
Base scenario	9.84	9.84	9.84
Range of upside scenarios	9.50	9.40	9.34
Range of downside scenarios	10.21	10.29	10.35
Benchmark interest rates
Base scenario	4.75	4.75	4.75
Range of upside scenarios	5.75	5.75	5.75
Range of downside scenarios	3.75	3.75	3.75
currency exchange rate
Base scenario	3,180	3,180	3,150
Range of upside scenarios	3,104	3,071	3,025
Range of downside scenarios	3,256	3,289	3,335
Consumer’s Price Index
Base scenario	3.40	3.00	3.00
Range of upside scenarios	3.95	3.91	4.27
Range of downside scenarios	2.74	1.86	1.38

Summary of ECL Coverage of Loans and Accounts Receivable at Amortized Cost Subject to Significant Measurement Uncertainty

Set out below are the changes to ECL as of December 31, 2019 that would result from reasonably possible changes in these parameters from the actual assumptions used in the Bank’s economic variable assumptions as set forth in the tables above for Base scenarios, upside scenarios, and downside scenarios.

ECL coverage of loans and accounts receivable at amortized cost subject to significant measurement uncertainty as of December 31, 2019	Chile	Colombia
	MCh$	MCh$
Reported ECL	606,828	273,289
Loans and accounts receivable at amortized cost	18,245,234	4,889,580

Reported Coverage (Reported ECL/ loans and accounts receivable at amortized cost)%	3.33%	5.59%
Consensus upside scenario (Upside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.25%	5.56%
Consensus central scenario (Base scenario for ECL/ loans and accounts receivable at amortized cost)%	3.33%	5.59%
Consensus downside scenario (Downside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.37%	5.62%

Schedule of Credit Quality by Financial Asset Class

A detail by credit quality, which includes loans and accounts receivable from customers and interbank loans as of December 31, 2019 and 2018 is summarized as follows:

	As of December 31, 2019
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	101,936	—	—	101,936	0.44%	14	—	—	14	0.00%
A2	600,732	—	—	600,732	2.60%	124	—	—	124	0.01%
A3	3,063,847	—	—	3,063,847	13.24%	1,636	—	—	1,636	0.18%
A4	4,238,157	—	—	4,238,157	18.32%	12,582	—	—	12,582	1.40%
A5	2,723,568	—	—	2,723,568	11.77%	21,246	—	—	21,246	2.36%
A6	—	1,041,531	—	1,041,531	4.50%	—	25,533	—	25,533	2.90%
B1	—	364,393	—	364,393	1.58%	—	11,971	—	11,971	1.36%
B2	—	154,200	—	154,200	0.67%	—	12,071	—	12,071	1.37%
B3	—	73,505	—	73,505	0.32%	—	11,058	—	11,058	1.26%
B4	—	413,676	—	413,676	1.79%	—	96,699	—	96,699	10.99%
C1	—	—	167,177	167,177	0.72%	—	—	2,464	2,464	0.27%
C2	—	—	43,587	43,587	0.19%	—	—	3,213	3,213	0.36%
C3	—	—	80,574	80,574	0.35%	—	—	14,848	14,848	1.65%
C4	—	—	91,831	91,831	0.40%	—	—	27,076	27,076	3.01%
C5	—	—	205,639	205,639	0.89%	—	—	98,523	98,523	10.96%
C6	—	—	144,115	144,115	0.62%	—	—	95,606	95,606	10.64%
Subtotals corporate	10,728,240	2,047,305	732,923	13,508,468	58%	35,602	157,333	241,730	434,665	49%

	As of December 31, 2019
Group	Stage 1	Stage 2	Stage 3	Total group	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	1,737,978	—	214,098	1,952,076	8.44%	37,434	—	73,100	110,534	12.56%
Mortgage loans	4,043,765	656,010	176,266	4,876,041	21.08%	5,680	49,072	23,749	78,501	8.92%
Consumer loans	2,201,939	482,372	113,918	2,798,229	12.10%	66,692	113,507	76,218	256,417	29.13%
Subtotals group	7,983,682	1,138,382	504,282	9,626,346	42%	109,806	162,579	173,067	445,452	51%
Totals portfolio	18,711,922	3,185,687	1,237,205	23,134,814	100%	145,408	319,912	414,797	880,117	100%

Note 36 - Risk management, continued

	As of December 31, 2018
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	115,422	—	—	115,422	0.53%	899	—	—	899	0.12%
A2	681,792	—	—	681,792	3.12%	1,477	—	—	1,477	0.19%
A3	3,033,770	—	—	3,033,770	13.90%	5,901	—	—	5,901	0.77%
A4	4,007,691	—	—	4,007,691	18.36%	37,650	—	—	37,650	4.90%
A5	2,727,643	—	—	2,727,643	12.50%	96,956	—	—	96,956	12.61%
A6	—	837,283	—	837,283	3.84%	—	14,829	—	14,829	1.93%
B1	—	377,954	—	377,954	1.73%	—	10,116	—	10,116	1.32%
B2	—	104,513	—	104,513	0.48%	—	5,479	—	5,479	0.71%
B3	—	84,197	—	84,197	0.39%	—	8,830	—	8,830	1.15%
B4	—	297,570	—	297,570	1.36%	—	37,422	—	37,422	4.87%
C1	—	—	137,216	137,216	0.63%	—	—	2,344	2,344	0.30%
C2	—	—	79,134	79,134	0.36%	—	—	6,758	6,758	0.88%
C3	—	—	334,263	334,263	0.16%	—	—	7,317	7,317	0.95%
C4	—	—	62,242	62,242	0.29%	—	—	21,265	21,265	2.77%
C5	—	—	63,181	63,181	0.29%	—	—	47,576	47,576	6.19%
C6	—	—	127,874	127,874	0.59%	—	—	84,475	84,475	11.00%
Subtotals corporate	10,566,318	1,701,517	803,910	13,071,745	58.53%	142,883	76,676	169,735	389,294	50.66%

	As of December 31, 2018
Group	Stage 1	Stage 2	Stage 3	Total group	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	1,710,659	95,045	131,158	1,936,862	8.87%	39,864	20,622	35,390	95,876	12.47%
Mortgage loans	3,626,811	659,119	159,897	4,445,827	20.37%	5,756	37,800	22,561	66,117	8.60%
Consumer loans	2,135,693	444,058	90,012	2,669,763	12.23%	70,765	84,842	61,689	217,296	28.27%
Subtotals group	7,473,163	1,198,222	381,067	9,052,452	41.47%	116,385	143,264	119,640	379,289	49.34%
Totals portfolio	18,039,481	2,899,739	1,184,977	21,824,197	100%	259,268	219,940	289,375	768,583	100%

Schedule of Analysis of Gross Carrying Amount of Loans and Advances to Customers by Past Due Status under IFRS 9 and IAS 39

The table below provides an analysis of the gross carrying amount of loans and advances to customers by past due:

	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	542,648	134,505	490,641	1,167,794
Mortgage loans	166,105	88,072	102,650	356,827
Consumer loans	152,507	73,347	60,373	286,227
Totals	861,260	295,924	653,664	1,810,848

	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	251,596	117,386	314,870	683,852
Mortgage loans	108,783	64,088	91,107	263,978
Consumer loans	69,412	59,616	46,970	175,998
Totals	429,791	241,090	452,947	1,123,828

Schedule of Bank's Maximum Credit Risk Exposure by Financial Asset

Maximum Exposure to Credit Risk

The following table shows the Bank’s maximum credit risk exposure by financial asset as of December 31, 2019, 2018, 2017 for different balance sheet items, including derivatives, without deducting real guarantees or other credit enhancements received:

	Maximum Exposure as of December 31, 2019
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	3,598,890	—	3,598,890	—	—	—	—	—	3,598,890
Loans and accounts receivable at amortized cost	10	23,134,814	880,117	22,254,697	5,895,139	34,271	5,860,868	—	27,344,699	770,866
Commercial loans		15,460,544	545,199	14,915,345	5,895,139	34,271	5,860,868	—	17,686,941	3,089,272
Mortgage loans		4,876,041	78,501	4,797,540	—	—	—	—	7,424,712	(2,627,172)
Consumer loans		2,798,229	256,417	2,541,812	—	—	—	—	2,233,046	308,766
Financial instruments at amortized cost	11	115,682	24	115,658	—	—	—	—	—	115,658
Investments under resale agreements	7	75,975	—	75,975	—	—	—	—	75,975	—
Financial derivative contracts	8	3,154,957	—	3,154,957	—	—	—	116,654	—	3,038,303
Interbank loans, net	9	56,396	239	56,157	—	—	—	—	—	56,157
Other assets	15	—	—	—	—	—	—	—	—	—
Totals		30,136,714	880,380	29,256,334	5,895,139	34,271	5,860,868	116,654	27,420,674	7,579,874

	Maximum Exposure as of December 31, 2018
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	2,657,154	—	2,657,154	—	—	—	—	—	2,657,154
Loans and accounts receivable at amortized cost	10	21,482,490	768,120	20,714,370	5,383,914	45,848	5,338,066	—	13,143,140	12,909,296
Commercial loans		14,366,900	484,707	13,882,193	5,383,914	45,848	5,338,066	—	5,527,419	13,692,840
Mortgage loans		4,445,827	66,117	4,379,710	—	—	—	—	7,257,682	(2,877,972)
Consumer loans		2,669,763	217,296	2,452,467	—	—	—	—	358,039	2,094,428
Financial instruments at amortized cost	11	198,923	—	198,923	—	—	—	—	—	198,923
Investments under resale agreements	7	109,467	—	109,467	—	—	—	—	109,467	—
Financial derivative contracts	8	1,368,957	—	1,368,957	—	—	—	91,223	—	1,277,734
Interbank loans, net	9	341,707	463	341,244	—	—	—	—	—	341,244
Other assets	15	467,806	—	467,806	—	—	—	—	—	467,806
Totals		26,626,504	768,583	25,857,921	5,383,914	45,848	5,338,066	91,223	13,252,607	17,852,157

Note 36 - Risk management, continued

		Maximum Exposure
		as of December 31,
	Notes	2017
		MCh$
Investments under resale agreements	7	28,524
Financial derivative contracts	8	1,248,775
Interbank loans, net	9	70,077
Loans and accounts receivable from customers, net	10	19,764,078
Available for sale instruments	11	2,663,478
Held to maturity investments	11	202,030
Other assets	15	429,025
Totals		24,405,987

Summary for Allowances for Loan Losses According to IFRS 9

A summary for the allowances for loan losses is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Loans and accounts receivable at amortized cost	880,117	782,713
Interbank loans, net	239	463
Provisions for contingent loans risk	34,271	20,942
Total allowances	914,627	804,118

Schedule of Concentration of Credit Risk by Industry

The following table displays the concentration of credit risk by industry for financial assets:

		As of December 31,
		2019			2018
		Maximum	Maximum		Maximum	Maximum
		gross	net		gross	net
	Note	exposure	exposure (1)%		exposure	exposure (1)%
		MCh$	MCh$		MCh$	MCh$
Manufacturing		1,099,739	1,037,275	4.66%	1,097,211	994,246	4.80%
Mining		551,615	479,190	2.15%	677,777	675,973	3.26%
Electricity, gas and water		1,125,541	989,433	4.45%	957,373	769,643	3.72%
Agriculture and livestock		483,943	455,842	2.05%	346,369	341,018	1.65%
Forestry and wood extraction		53,328	51,864	0.23%	29,683	24,362	0.12%
Fishing		46,902	45,992	0.21%	3,475	2,621	0.01%
Transport		559,271	510,333	2.29%	700,401	602,973	2.91%
Communications		34,926	33,720	0.15%	86,077	84,135	0.41%
Construction		2,106,829	2,076,668	9.33%	1,746,626	1,729,426	8.35%
Commerce		2,129,179	2,019,636	9.08%	1,620,108	1,599,435	7.72%
Services		3,944,571	3,908,000	17.56%	3,872,060	3,869,613	18.68%
Others		3,324,700	3,307,390	14.86%	3,229,740	3,188,748	15.39%
Subtotal commercial loans	10 a)	15,460,544	14,915,343	67.02%	14,366,900	13,882,193	67.02%
Consumer loans	10 a)	2,798,229	2,541,812	11.42%	2,669,763	2,452,467	11.84%
Mortgage loans	10 a)	4,876,041	4,797,540	21.56%	4,445,827	4,379,710	21.14%
Totals		23,134,814	22,254,695	100%	21,482,490	20,714,370	100.00%

(1)	Net of allowances

Schedule of Banking Book Positions (Products Valued at Amortized Cost and Available-for-sale Instruments and Derivatives Valued at Fair Value)

The following are the Banking Book items (products valued at amortized cost and FVTOCI / instruments available for sale and derivatives valued at fair value) for the most relevant currencies in which the Bank trades at the end of the year ended December 31, 2019 and 2018:

	As of December 31, 2019
		Between 1 and 3	More than 3 months	Between 1 and 3	More than 3
Positions	Up to 1 month	months	and less 1 year	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	15,718,342	5,631,115	9,384,357	8,943,449	12,031,089	51,708,352
CLP	3,507,091	965,331	2,382,124	1,924,539	1,365,975	10,145,060
CLF	536,885	595,857	1,670,189	2,172,579	6,662,306	11,637,816
USD	2,038,658	911,154	1,892,712	88,532	125,788	5,056,844
COP	9,635,708	3,158,773	3,439,332	4,757,799	3,877,020	24,868,632
LIABILITIES	(20,036,030)	(5,142,757)	(10,375,645)	(3,733,426)	(7,301,728)	(46,589,586)
CLP	(8,633,088)	(2,251,174)	(3,200,762)	(632,972)	(215,000)	(14,932,996)
CLF	(432,799)	(47,785)	(655,079)	(752,948)	(5,426,561)	(7,315,172)
USD	(1,305,440)	(1,418,654)	(3,610,341)	(69,784)	—	(6,404,219)
COP	(9,664,703)	(1,425,144)	(2,909,463)	(2,277,722)	(1,660,167)	(17,937,199)
Derivatives	1,881,267	(1,765,659)	(205,036)	(425,285)	540,733	26,020
CLP	988,919	1,140,587	900,023	664,608	(407,679)	3,286,458
CLF	(936,785)	(814,209)	(485,247)	(904,781)	910,135	(2,230,887)
USD	787,971	524,265	806,558	77,221	15,380	2,211,395
COP	1,041,162	(2,616,302)	(1,426,370)	(262,333)	22,897	(3,240,946)

	As of December 31, 2018
		Between 1 and 3	More than 3 months	Between 1 and 3	More than 3
Positions	Up to 1 month	months	and less 1 year	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	7,361,827	2,732,465	5,510,072	4,787,052	8,314,688	28,706,104
CLP	3,519,009	1,000,478	1,753,132	1,800,011	1,181,157	9,253,787
CLF	466,115	447,398	1,329,598	1,845,604	6,182,033	10,270,748
USD	1,469,457	623,505	1,197,716	126,122	102,349	3,519,149
COP	1,907,246	661,084	1,229,626	1,015,315	849,149	5,662,420
LIABILITIES	(14,009,676)	(2,685,555)	(4,724,403)	(2,206,000)	(5,849,673)	(29,475,307)
CLP	(8,733,561)	(1,463,211)	(2,101,205)	(560,099)	(330,000)	(13,188,076)
CLF	(214,266)	(181,744)	(190,917)	(1,072,879)	(5,201,884)	(6,861,690)
USD	(1,319,813)	(643,544)	(1,750,434)	(173,922)	—	(3,887,713)
COP	(3,742,036)	(397,056)	(681,847)	(399,100)	(317,789)	(5,537,828)
Derivatives	(729,147)	444,096	251,673	(21,576)	784,784	729,830
CLP	(209,799)	1,521,695	394,300	209,804	65,913	1,981,913
CLF	(366,332)	(1,221,035)	(469,699)	(330,428)	762,022	(1,625,472)
USD	(50,293)	263,381	452,557	(38,395)	(8,123)	619,127
COP	(102,723)	(119,945)	(125,485)	137,443	(35,028)	(245,738)

Schedule of Structural Interest Rate Position In Banking Book

The consumption of regulatory limit of market risk, specifically for the Trading Book as of December 31, 2019, 2018 and 2017, is presented below:

	As of December 31,
Limit consumption	2019	2018	2017
Market risk exposure (MRE)	80.10%	71.80%	71.30%

Schedule of Banking Book

The following table details regulatory limit consumption for market risk, considered as the limit to be 100% calculated based on the rules indicated above, specifically for the Banking Book as of December 31, 2019, 2018 and 2017:

	As of December 31,
Limit consumption	2019	2018	2017
Short-term exposure to interest rate risk	48.92%	51.40%	45.00%
Long-term exposure to interest rate risk	57.82%	50.30%	43.20%

Schedule of Interest Rate

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

	Scenarios for impacts on P&L						Scenarios for impacts on FVTOCI
	Chamber	Government	Chamber	Government	Curve	Curve	Chamber	Government	Chamber	Government	Curve	Curve
Term	CLP	CLP	CLF	CLF	USD	MX	CLP	CLP	CLF	CLF	USD	MX
1 day	(35)	52	139	140	(101)	101	(35)	52	(139)	140	101	101
3 months	(35)	52	139	140	(101)	101	(35)	52	(139)	140	101	101
6 months	(35)	52	139	140	(101)	101	(35)	52	(139)	140	101	101
9 months	(35)	57	111	116	(86)	86	(35)	57	(111)	116	86	86
1 year	(35)	62	81	89	(70)	70	(35)	62	(81)	89	70	70
2 years	(46)	52	86	56	(64)	64	(46)	52	(86)	56	64	64
3 years	(47)	48	83	60	(65)	65	(47)	48	(83)	60	65	65
4 years	(48)	43	79	64	(66)	66	(48)	43	(79)	64	66	66
5 years	(48)	39	75	68	(67)	67	(48)	39	(75)	68	67	67
7 years	(45)	43	67	68	(65)	65	(45)	43	(67)	68	65	65
10 years	(39)	50	55	68	(63)	63	(39)	50	(55)	68	63	63
20 years	(39)	50	42	48	(63)	63	(39)	50	(42)	48	63	63

Interest rate scenarios - Colombia (basis points – 0.01%)

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

	Scenarios for impacts on P&L			Scenarios for impacts on FVTOCI
Tenor	Government COP	Swap IBR	Curve USD	Government COP	Swap IBR	Curve USD
1 day	(18)	44	(1)	(18)	44	(1)
3 months	(13)	31	(2)	(13)	31	(2)
6 months	(8)	37	(6)	(8)	37	(6)
9 months	(3)	40	(9)	(3)	40	(9)
1 year	2	43	(12)	2	43	(12)
2 years	22	48	(19)	22	48	(19)
3 years	42	46	(22)	42	46	(22)
4 years	53	55	(24)	53	55	(24)
5 years	54	63	(26)	54	63	(26)
7 years	56	58	(26)	56	58	(26)
10 years	58	50	(27)	58	50	(27)
20 years	49	23	(29)	49	23	(29)

Note 36 - Risk management, continued

	Scenarios for impacts on accrual book
Tenor	Government COP	Curve USD
1 day	44	28
1 month	31	29
3 months	31	32
6 months	37	40
9 months	40	35
1 year	43	31

Schedule of Exchange Rate

The table below presents a sensitivity analysis for changes in the relevant exchanges rates, and its corresponding impact on profit and loss (net income from financial operations and net foreign exchange gain/loss) and equity (valuation accounts for financial instruments at FVTOCI).

	Change in scenario impacting	Change in scenario impacting	Change in scenario impacting
Exchange rate	P&L	FVTOCI	accrual book
	%	%	%
USD – CLP	(0.0718)	(0.0718)	(0.0718)
USD - COP	(0.0717)	(0.0717)	(0.0717)

Exchange rate scenarios Colombia

The table below presents a sensitivity analysis for changes in the relevant exchanges rates, and its corresponding impact on profit and loss (net income from financial operations and exchange differences) and equity (valuation accounts for financial instruments at FVTOCI).

	Change in scenario	Change in scenario	Change in scenario impacting
Exchange rate	impacting P&L	impacting FVTOCI	accrual book
	%	%	%
USD - COP	(0.0466)	(0.0466)	(0.0466)

Schedule of Trading Book Positions by Risk Factor

The following table presents the impact of movements or reasonably likely scenarios explained above applied to positions in the Trading Book that affect P&L (net income from financial operations, net foreign exchange gain/losses, and net interest margin as applicable) as of December 31, 2019, 2018 and 2017:

	As of December 31,
Potential impact on P&L	2019	2018	2017
	MCh$	MCh$	MCh$
CLP rate risk	(4,881)	(5,019)	(849)
Derivatives	(4,879)	(5,018)	(847)
Debt instruments	(2)	(1)	(2)
CLF rate risk	(5,130)	(5,942)	(7,839)
Derivatives	(5,130)	(5,942)	(7,839)
Debt instruments	—	—	—
COP rate risk	(1,200)	(29,182)	(14,895)
Derivatives	(1,086)	(29,094)	(9,909)
Debt instruments	(114)	(88)	(4,986)
UVR rate risk	(108)	(375)	—
Derivatives	(102)	(364)	—
Debt instruments	(6)	(11)	—
USD rate risk	(2,711)	(2,810)	(2,001)
Other currencies rate risk	(177)	(42)	(50)
Total rate risk	(14,207)	(43,370)	(25,634)
Exchange rate risk	(763)	150	(755)
Options risk	89	156	66
Total impact	(14,881)	(43,064)	(26,323)

Schedule of Potential Impact on Accrual Book

	As of December 31,
Potential impact on P&L	2019	2018	2017
	MCh$	MCh$	MCh$
CLP rate risk	(4,881)	(5,019)	(849)
Derivatives	(4,879)	(5,018)	(847)
Debt instruments	(2)	(1)	(2)
CLF rate risk	(5,130)	(5,942)	(7,839)
Derivatives	(5,130)	(5,942)	(7,839)
Debt instruments	—	—	—
COP rate risk	(1,200)	(29,182)	(14,895)
Derivatives	(1,086)	(29,094)	(9,909)
Debt instruments	(114)	(88)	(4,986)
UVR rate risk	(108)	(375)	—
Derivatives	(102)	(364)	—
Debt instruments	(6)	(11)	—
USD rate risk	(2,711)	(2,810)	(2,001)
Other currencies rate risk	(177)	(42)	(50)
Total rate risk	(14,207)	(43,370)	(25,634)
Exchange rate risk	(763)	150	(755)
Options risk	89	156	66
Total impact	(14,881)	(43,064)	(26,323)

The following table presents the impact on the net interest margin of movements or reasonably likely scenarios on positions in the Accrual Book for the years ended December 31, 2019, 2018 and 2017:

	For the years ended December 31,
Potential impact on Accrual Book	2019	2018	2017
Interest rate shock sensitivity impact	(13,981)	(12,359)	(9,432)

Schedule of Potential Impact on Equity & Prices

In line with the effects on P&L of positions accounted for at fair value and amortized cost, the changes in market factors because of reasonably possible movements in interest and exchange rates also generate impacts on equity accounts as a result of the potential change in market value of the portfolio of investments at FVTOCI/ available-for-sale instruments and the portfolios of cash flow and net foreign investment hedges, which are presented in the following table:

	For the years ended December 31,
	2019			2018			2017
Potential Impact	DV01	Impact of Change in Interest		DV01	Impact of Change in		DV01	Impact of Change in
on FVTOCI	(+1 bp)	Rate		(+1 bp)	Interest Rate		(+1 bp)	Interest Rate
	US$	MUS$	MCh$	US$	MUS$	MCh$	US$	MUS$	MCh$
CLP	(377,765)	(31.16)	(23,334)	(254,636)	(11.73)	(8,180)	(386,979)	(37.01)	(22,745)
CLF	(221,758)	(49.07)	(36,744)	(177,471)	(26.29)	(18,328)	(245,812)	(47.62)	(29,261)
COP	(49,254)	(1.37)	(1,023)	(189,242)	(5.74)	(3,988)	(225,321)	(17.50)	(10,766)
UVR	(142,663)	(5.25)	(3,981)	(29,763)	(0.55)	(380)	—	—	—
USD	(2,353)	(0.14)	(105)	(33,769)	(2.44)	(1,701)	(48,791)	(2.77)	(1,700)
Other	888	(0.08)	(56)	—	—	—	—	—	—
Total interest rate impact	(792,905)	(87.07)	(65,243)	(684,881)	(46.75)	(32,577)	(906,903)	(105)	(64,472)

	Impact due to changes in prices
Exchange rate	As of December 31, 2019		As of December 31, 2018
	ThUS$	MCh$	ThUS$	MCh$
USD	(134.51)	(100,719)	(3.77)	(2,624)
COP	(146.36)	(109,591)	(3.72)	(2,494)
Total risk exchange rate	(280.87)	(210,310)	(7.49)	(5,118)
Total impact	(367.94)	(275,553)	(7.49)	(5,118)

Schedule of Potential Impact On Equity And Impact Of Change In Prices

According to local regulations, as of December 31, 2019 and 2018, the relation between assets and risk weighted assets is as follow:

	Consolidated assets		Risk-weighted assets
	As of December 31,		As of December 31,
	2019	2018	2019	2018
	MCh$	MCh$	MCh$	MCh$
Assets balance (net of allowances)
Cash and deposits in banks	1,009,681	987,680	—	—
Cash items in process of collection	231,305	318,658	40,916	56,963
Trading securities	181,402	86,938	21,755	27,658
Investments under resale agreements	75,975	109,467	57,622	106,916
Financial derivative contract (*)	1,674,743	1,315,165	1,215,171	1,040,274
Interbank loans	56,205	341,244	56,205	95,612
Loans and accounts receivable from customers	22,373,638	20,833,935	20,112,889	18,808,886
Available for sale investments	3,593,204	2,650,776	387,692	551,593
Held to maturity investments	115,682	198,910	52,527	198,910
Investments in companies	14,938	10,555	14,938	10,555
Intangible	1,617,745	1,613,807	423,414	435,572
Fixed assets	57,962	95,564	57,962	95,564
Right-of-use asset under lease agreements	204,559	—	204,559	—
Current taxes	85,516	123,129	8,552	12,313
Deferred taxes	184,167	154,599	18,417	15,460
Other assets	783,447	561,435	698,801	505,495
Off-balance sheet assets
Contingent loans	2,647,938	2,333,398	1,588,763	1,400,038
Totals	34,908,107	31,735,260	24,960,183	23,361,809

(*)   Items presented at their Equivalent Credit Risk value, in accordance with the provisions of Chapter 12‑1 “Equity for Legal and Regulatory Effects” of the RAN, issued by the Commission for the Financial Market (former SBIF).

Schedule of Basic and Regulatory Capital

	Amount			Ratio
	As of December 31,			As of December 31,
	2019	2018		2019	2018
	MCh$	MCh$		%	%
Basic capital	3,346,102	3,324,531	(a)	9.59	10.46	(c)
Effective equity	3,280,569	3,415,845	(b)	13.14	14.62	(d)

(a)

Basic Capital Corresponds to the net amount that must be shown in the Consolidated Financial Statements filed with the CMF under the line item “Equity attributable to equity holders of the Bank” as indicated in the Compendium of Accounting Standards.

(b)

Based on the consolidated financial statements filed with CMF, the effective net equity of a bank is the sum of (i) a bank’s basic capital, (ii) subordinated bonds issued by a bank valued at their placement price up to 50% of its net capital base; provided that the value of the bonds shall decrease 20% for each year that lapses during the period commencing six years prior to their maturity and (iii) voluntary loan loss allowances in an amount up to 1.25% of a bank’s risk-weighted assets (if a bank has goodwill, this value would be required to be deducted from the calculation of the effective net equity). The calculation of the effective net equity does not include the capital contributions made to subsidiaries of a bank and is made on a consolidated basis rather than on an unconsolidated basis.

(c)	Consolidated basic capital ratio corresponding to basic capital divided by total assets for capital purposes (includes items outside the Consolidated Financial Statements).

Consolidated solvency ratio corresponds to the ratio of effective equity to weighted assets.